UNITED STATES
                          SECURITIES AND EXCHANGE COMMISSION
                                WASHINGTON, D.C. 20549
                                        --------

                                       FORM N-CSR
                                        --------

                CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                                 INVESTMENT COMPANIES

                    INVESTMENT COMPANY ACT FILE NUMBER 811-6400

                         THE ADVISORS' INNER CIRCLE FUND
               (Exact name of registrant as specified in charter)
                                        --------


                                  101 Federal Street
                                   Boston, MA 02110
                 (Address of principal executive offices) (Zip code)

                           Acadian Emerging Markets Portfolio
                                    P.O. Box 219009
                               Kansas City, MO 64121-9009
                        (Name and address of agent for service)

           REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: 1-800-932-7781

                          DATE OF FISCAL YEAR END: OCTOBER 31, 2003

                         DATE OF REPORTING PERIOD: OCTOBER 31, 2003

ITEM 1.  REPORTS TO STOCKHOLDERS.
                         THE ADVISORS' INNER CIRCLE FUND

[LOGO OMITTED]

ACADIAN EMERGING MARKETS PORTFOLIO

ANNUAL REPORT                                                   OCTOBER 31, 2003















                                       INVESTMENT ADVISER:
                                       ACADIAN ASSET MANAGEMENT, INC.

THE ADVISORS' INNER CIRCLE FUND                                ACADIAN EMERGING
                                                              MARKETS PORTFOLIO
                                                               OCTOBER 31, 2003
--------------------------------------------------------------------------------
                                TABLE OF CONTENTS
--------------------------------------------------------------------------------
Shareholders' Letter ....................................................     1
Statement of Net Assets .................................................     5
Statement of Operations .................................................    14
Statement of Changes in Net Assets ......................................    15
Financial Highlights ....................................................    16
Notes to Financial Statements ...........................................    17
Report of Independent Auditors ..........................................    23
Trustees and Officers of The Advisors' Inner Circle Fund ................    24
Notice to Shareholders ..................................................    32
--------------------------------------------------------------------------------

THE ADVISORS' INNER CIRCLE FUND                                ACADIAN EMERGING
                                                              MARKETS PORTFOLIO

--------------------------------------------------------------------------------
October 31, 2003

Dear Shareholder:

We are pleased to present the annual report for the Acadian Emerging Markets Portfolio. This commentary covers the twelve months from November 1, 2002 to October 31, 2003, focusing on the portfolio's performance and some of the economic and market conditions that impacted returns.

PORTFOLIO PERFORMANCE

For the year ended October 31, 2003, the Acadian Emerging Markets Portfolio returned 56.63%, versus a return of 48.80% for the IFC Investable Index, a widely-followed emerging markets index that is the primary benchmark for the fund.

ECONOMIC AND MARKET CONDITIONS

The emerging markets were one of the world's strongest asset classes over the past twelve months, returning over 48.80% as represented by the IFC Investable Index. In contrast, the U.S. market was up 20.42% over this same period, developed Europe was up 24.16%, and developed Asia was up 32.60% (All returns cited are for the MSCI Morgan Stanley Capital International indices). The emerging markets were driven by expectations of an improving global economy as the downturn of the 2000-2002 period appeared to be reversing. In addition, the countries in this asset class generally saw stability on the geopolitical front, with market-friendly governments pursuing what investors perceived to be sound economic policies. In terms of individual regions, Latin America was strongest, with an overall return (cited by MSCI) of 59.62%. Argentina and Brazil were among the world's highest returning markets, as Argentina appeared to be on the road to recovery following its currency crisis, and Brazil made positive strides towards lowering interest rates and stabilizing its economy. Latin America was followed closely by the Europe/Middle East/Africa region at 54.09%, while Asian markets came last with a still very positive return of 39.74%.

INVESTMENT STRATEGY USED DURING THE PERIOD

Acadian's portfolio strategy remained consistent, systematically evaluating a broad range of emerging markets and stocks based on valuation, earnings, economic outlook, market risk and other factors. The Portfolio measures favorably relative to the benchmark on such key value attributes as price/book, price/earnings, and price/sales. Active country positions varied over the year, but significant over-

THE ADVISORS' INNER CIRCLE FUND                                ACADIAN EMERGING
                                                              MARKETS PORTFOLIO

--------------------------------------------------------------------------------
weightings included Brazil, Turkey, Indonesia, China and the Philippines. The Portfolio was underweighted in Korea, Israel, Taiwan, India and South Africa.

COMMENTARY ON THE FUND'S INVESTMENT PERFORMANCE

As noted above, the Acadian Emerging Markets Portfolio returned 56.63% for the year ended October 31, 2003, versus a return of 48.80% for the IFC Investable Index. The 830 basis points of active return resulted mainly from stock selection. The Portfolio's performance during the period was enhanced by investments in:

CHINA: The Portfolio gained 280 basis points from stock selection in China and 30 basis points from the country overweighting in this market.

SOUTH AFRICA: There was significant value added from stock selection in South Africa, which saw the Portfolio's holdings post a return far in excess of the South African index. Value added was 280 basis points in South Africa.

MEXICO: The Portfolio was underweighted in this market, which helped returns as lower than expected economic growth led this market to post a return only half as high as the index. The underweight added to return, as did active stock selection, for total value added of 70 basis points.

RUSSIA: The Portfolio was overweighted in Russia, which added 50 basis points to return, and its stock selection performed better than the Russian index as a whole. Total value added was 90 basis points in this market.

OTHER: The Portfolio also benefited from stock selection in Brazil, Venezuela and the Philippines. There was an additional 50 basis points added from overweighting the Turkish market.

The Portfolio saw negative active returns from the following investments:

MALAYSIA: Stock selection in Malaysia detracted 60 basis points.

CHILE: The Portfolio was underweighted in Chile, which detracted from return as this market returned over 89.80% for the year. Also, the return to Acadian's selected stocks in Chile trailed that of the index. Value lost was 70 basis points.

INDIA: The Portfolio was underweighted in India, which was an unexpectedly strong market over the year. The country position detracted 70 basis points versus the index.

THE ADVISORS' INNER CIRCLE FUND                               ACADIAN EMERGING
                                                              MARKETS PORTFOLIO

--------------------------------------------------------------------------------
OTHER: There was also some value lost from the country weightings in Hungary, the Philippines and Colombia.

EVALUATION AND CURRENT OUTLOOK

We remain focused on finding attractively valued stocks and markets with solid earnings prospects and other signs of economic and financial wellbeing. The overall result is a very attractively valued portfolio with solid earnings growth. We believe this positioning will stand the Portfolio in good stead over the long term, but will be particularly rewarded in an expansionary economic period such as we are likely to see over the near to intermediate term.

If we can provide any further information, please let us know.

Sincerely,


/S/ Churchill G. Franklin

Churchill G. Franklin
Senior Vice President

THE ADVISORS' INNER CIRCLE                                    ACADIAN EMERGING
                                                              MARKETS PORTFOLIO

--------------------------------------------------------------------------------
[GRAPHIC OMITTED]
[EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC]

AVERAGE ANNUAL TOTAL RETURN*
FOR PERIOD ENDED OCTOBER 31, 2003

1 YEAR    5 YEARS   10 YEARS
56.63%    16.73%    3.53%

                 Acadian Emerging           IFC Investable
                 Markets Portfolio          Index
10/31/93         $100,000                    $100,000
1994             $124,230                    $127,440
1995              $99,434                     $97,453
1996             $108,104                    $107,676
1997             $102,202                     $96,886
1998              $65,235                     $68,910
1999              $92,302                     $98,672
2000              $87,502                     $88,716
2001              $75,777                     $69,988
2002              $90,273                     $79,073
2003             $141,394                    $117,660

--------------------------------------------------------------------------------

* If the Adviser and/or Portfolio's service providers had not limited certain expenses, the Portfolio's total return would have been lower.

 THE PERFORMANCE DATA QUOTED HEREIN REPRESENTS PAST PERFORMANCE AND THE RETURN
    AND VALUE OF AN INVESTMENT IN THE PORTFOLIO WILL FLUCTUATE SO THAT, WHEN
     REDEEMED, MAY BE WORTH LESS THAN THEIR ORIGINAL COST. THE PORTFOLIO'S PERFORMANCE ASSUMES THE REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS. INDEX
 RETURNS ASSUME REINVESTMENT OF DIVIDENDS AND, UNLIKE A PORTFOLIO'S RETURNS, DO NOT REFLECT ANY FEES OR EXPENSES. IF SUCH FEES AND EXPENSES WERE INCLUDED IN THE
   INDEX RETURNS, THE PERFORMANCE WOULD HAVE BEEN LOWER. PLEASE NOTE THAT ONE
                 CANNOT INVEST DIRECTLY IN AN UNMANAGED INDEX.

  THERE ARE NO ASSURANCES THAT THE PORTFOLIO WILL MEET ITS STATED OBJECTIVES.

  THE PORTFOLIO'S HOLDINGS AND ALLOCATIONS ARE SUBJECT TO CHANGE BECAUSE IT IS ACTIVELY MANAGED AND SHOULD NOT BE CONSIDERED RECOMMENDATIONS TO BUY INDIVIDUAL
                                  SECURITIES.

RETURNS SHOWN DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY
       ON PORTFOLIO DISTRIBUTIONS OR THE REDEMPTION OF PORTFOLIO SHARES.


                       DEFINITION OF THE COMPARATIVE INDEX
                       ------------------------------------
IFC INVESTABLE INDEX is an unmanaged index maintained by the International Finance Corporation that precisely measures the returns portfolio managers might receive from investment in emerging markets equity securities by focusing on companies and markets that are legally and practically accessible to foreign investors.

THE ADVISORS' INNER CIRCLE FUND                               ACADIAN EMERGING
                                                              MARKETS PORTFOLIO
                                                              OCTOBER 31, 2003
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
 STATEMENT OF NET ASSETS
 FOREIGN COMMON STOCK - 82.2%
--------------------------------------------------------------------------------
                                                           SHARES        VALUE
                                                          --------    ----------
ARGENTINA -- 2.3%
   Grupo Financiero Galicia ADR* ....................     131,200  $    792,448
   Petrobras Energia Participaciones ADR* ...........      31,300       287,960
   Telecom Argentina ADR* ...........................      89,700       689,793
   Tenaris ADR* .....................................      74,774     2,033,853
                                                                   ------------
                                                                      3,804,054
                                                                   ------------
BRAZIL -- 0.9%
   Brasil Telecom ...................................     207,856           943
   Brasil Telecom Participacoes .....................         794             5
   Cia de Bebidas das Americas ......................         860           165
   Cia de Saneamento Basico do Estado de Sao Paulo ..  33,190,138     1,482,072
   Embratel Participacoes* ..........................         794             2
   Seara Alimentos ..................................         911             1
   Sociedad de Participacoes Cime* (a) ..............     131,000            --
   Tele Celular Sul Participacoes ...................         794             1
   Tele Centro Oeste Celular Participacoes ..........         794             5
   Tele Nordeste Celular Participacoes ..............         794             1
   Tele Norte Celular Participacoes* ................         794            --
   Tele Norte Leste Participacoes ...................         794             9
   Telecomunicacoes de Sao Paulo ....................         794             9
   Telefonica Data Brasil Holding* ..................         794            --
   Telemig Celular Participacoes ....................         794             2
   Telesp Celular Participacoes* ....................         794             1
                                                                   ------------
                                                                      1,483,216
                                                                   ------------
CHINA -- 8.8%
   Angang New Steel Cl H ............................   4,250,000     1,737,609
   China Petroleum & Chemical Cl H ..................  10,975,500     3,639,326
   Chongqing Changan Automobile Cl B ................     443,400       538,427
   Guangdong Kelon Electric Cl H* ...................   1,004,000       423,413
   Maanshan Iron & Steel Cl H .......................   5,782,500     1,656,781
   PetroChina Cl H ..................................  14,724,800     5,356,575
   Sinopec Shanghai Petrochemical Cl H ..............   1,295,449       366,997
   Sinopec Zhenhai Refining & Chemical Cl H .........     652,000       398,805
   Yanzhou Coal Mining Cl H .........................     330,000       242,219
                                                                   ------------
                                                                     14,360,152
                                                                   ------------


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                               ACADIAN EMERGING
                                                              MARKETS PORTFOLIO
                                                              OCTOBER 31, 2003
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
 FOREIGN COMMON STOCK - CONTINUED
--------------------------------------------------------------------------------
                                                           SHARES        VALUE
                                                          --------    ----------
COLOMBIA -- 1.2%
   Almacenes Exito ..................................      44,028  $     47,426
   Banco de Bogota ..................................     448,120     1,341,365
   Bavaria ..........................................     122,725       549,753
                                                                   ------------
                                                                      1,938,544
                                                                   ------------
CZECH REPUBLIC -- 1.1%
   Cesky Telecom ....................................     182,934     1,842,012
                                                                   ------------
EGYPT -- 1.1%
   Alexandria National Iron & Steel* ................       7,000        97,920
   Commercial International Bank ....................     110,949       816,708
   Egyptian American Bank ...........................       9,300        57,745
   Mobinil-Egyptian Mobile Netork ...................      73,300       826,661
                                                                   ------------
                                                                      1,799,034
                                                                   ------------
HONG KONG -- 1.4%
   Brilliance China Automotive Holdings .............   5,606,066     2,346,178
                                                                   ------------
INDONESIA -- 3.3%
   Astra International* .............................   6,528,500     3,342,432
   Telekomunikasi Indonesia .........................   2,980,500     2,104,749
                                                                   ------------
                                                                      5,447,181
                                                                   ------------
ISRAEL -- 0.2%
   Israel Discount Bank* ............................     380,700       299,103
                                                                   ------------
MALAYSIA -- 3.2%
   British American Tobacco Malaysia ................     220,400     2,421,500
   Commerce Asset Holdings ..........................     325,000       376,316
   IOI Properties ...................................         500           967
   Kulim Malaysia ...................................     176,000       151,916
   Malaysian Plantations ............................   2,572,500       988,382
   Palmco Holdings ..................................         250           516
   Perusahaan Otomobil Nasional .....................     144,000       306,947
   RHB Capital ......................................     398,000       230,421
   Saship Holdings* (a) .............................     481,000            --
   YTL ..............................................     604,100       731,279
                                                                   ------------
                                                                      5,208,244
                                                                   ------------


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                               ACADIAN EMERGING
                                                              MARKETS PORTFOLIO
                                                              OCTOBER 31, 2003
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
 FOREIGN COMMON STOCK - CONTINUED
--------------------------------------------------------------------------------
                                                           SHARES        VALUE
                                                          --------    ----------
MEXICO -- 3.7%
   Alfa, Ser A ......................................     348,500  $    990,719
   Altos Hornos de Mexico* (a) ......................     178,000            --
   Cemex ............................................     415,000     1,991,910
   Grupo Celanese* (a) ..............................      99,000            --
   Grupo Financiero Banorte .........................     270,000       878,604
   Grupo Televisa ...................................     993,500     1,908,332
   Vitro, Ser A .....................................     280,400       209,103
                                                                   ------------
                                                                      5,978,668
                                                                   ------------
PHILIPPINES -- 2.1%
   Ayala Land .......................................   8,826,271     1,037,165
   Bank of the Philippine Islands ...................     176,780       145,413
   First Philippine Holdings* .......................     132,400        43,084
   Globe Telecom ....................................      33,325       475,942
   International Container Term Services ............   2,321,700       132,213
   Philippine Long Distance Telephone* ..............      91,700     1,268,200
   SM Prime Holdings ................................   2,184,605       284,356
                                                                   ------------
                                                                      3,386,373
                                                                   ------------
POLAND -- 0.8%
   Polski Koncern Naftowy Orlen .....................     208,100     1,328,391
                                                                   ------------
RUSSIA -- 5.0%
   LUKOIL ADR .......................................      23,470     1,896,376
   MMC Norilsk Nickel ADR ...........................      20,500     1,059,850
   OAO Gazprom ADR ..................................     161,720     3,881,280
   Tatneft ADR ......................................      29,600       618,640
   YUKOS ADR ........................................      15,781       729,082
                                                                   ------------
                                                                      8,185,228
                                                                   ------------
SOUTH AFRICA -- 9.8%
   ABSA Group .......................................     683,600     3,950,901
   Amalgamated Beverage Industries ..................      11,700       105,886
   Bidvest Group ....................................      32,400       197,360
   Edgars Consolidated Stores .......................      35,550       522,809
   FirstRand ........................................   1,945,500     2,299,612
   Foschini .........................................     236,599       605,652
   Investec .........................................      22,400       349,888
   MTN Group* .......................................   1,051,467     3,766,677


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                               ACADIAN EMERGING
                                                              MARKETS PORTFOLIO
                                                              OCTOBER 31, 2003
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
 FOREIGN COMMON STOCK - CONTINUED
--------------------------------------------------------------------------------
                                                           SHARES        VALUE
                                                          --------    ----------
SOUTH AFRICA -- CONTINUED
   Standard Bank Group ..............................     279,600  $  1,354,813
   Telkom* ..........................................     363,200     2,818,158
                                                                   ------------
                                                                     15,971,756
                                                                   ------------
SOUTH KOREA -- 15.3%
   Asia Cement ......................................       6,000       175,919
   DC Chemical ......................................      25,510       342,720
   Dongbu Insurance .................................     667,390     2,154,144
   Dongkuk Steel Mill ...............................           8            45
   Doosan* ..........................................      20,280       170,328
   Hankuk Electric Glass ............................      23,000     1,408,956
   Humax ............................................      53,097       569,778
   Hyundai Department Store H&S* ....................      66,340       779,152
   Hyundai Development ..............................      12,000       109,506
   Hyundai Heavy Industries* ........................      21,000       596,198
   Kia Motors .......................................      82,000       575,074
   Kookmin Bank .....................................       5,000       182,509
   Korea Computer Holdings ..........................     190,000       253,654
   Korea Electric Power .............................      16,830       324,939
   Kumgang Korea Chemical ...........................       1,000        84,411
   LG ...............................................      31,090       261,382
   LG Electronics ...................................       8,000       414,364
   Nong Shim ........................................       5,278       771,520
   POSCO ............................................      49,500     5,771,863
   Samsung Electronics ..............................      19,475     7,734,052
   Samsung SDI ......................................       6,000       618,504
   SK Telecom .......................................       2,000       353,190
   Youngone .........................................     629,460     1,217,967
                                                                   ------------
                                                                     24,870,175
                                                                   ------------
SRI LANKA -- 0.0%
   Blue Diamond Jewellery World* ....................          90             4
   DFCC Bank ........................................          59           212
   Hayleys ..........................................      28,787        51,340
                                                                   ------------
                                                                         51,556
                                                                   ------------
TAIWAN -- 16.4%
   Acer .............................................     879,290     1,294,025
   Advanced Semiconductor Engineering* ..............         524           486


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                               ACADIAN EMERGING
                                                              MARKETS PORTFOLIO
                                                              OCTOBER 31, 2003
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
 FOREIGN COMMON STOCK - CONTINUED
--------------------------------------------------------------------------------
                                                           SHARES        VALUE
                                                          --------    ----------
TAIWAN -- CONTINUED
   Arima Computer* ..................................     398,000  $    139,988
   Asustek Computer .................................     130,050       310,053
   Cathay Financial Holding .........................     821,000     1,353,230
   China Motor Corp .................................         200           380
   China Steel ......................................   6,174,305     4,979,425
   Chinatrust Financial Holding .....................     215,000       223,385
   Chunghwa Picture Tubes* ..........................   9,669,000     4,382,711
   Chunghwa Telecom .................................     792,000     1,247,152
   Compal Electronics ...............................     172,500       261,479
   Delta Electronics ................................     767,000       979,773
   Elitegroup Computer Systems ......................     223,000       219,226
   FAR Eastern Department Store* ....................         600           235
   Far Eastern Textile ..............................   3,914,510     2,166,086
   Feng Hsin Iron & Steel ...........................     280,500       196,494
   Fuh-Hwa Financial Holdings .......................         639           209
   Gigabyte Technology ..............................      92,400       178,137
   HannStar Display* ................................   2,137,000       896,313
   HON HAI Precision Industry .......................     811,200     3,629,210
   Inventec .........................................     835,428       550,805
   Lite-On Technology ...............................     517,767       560,819
   Mega Financial Holding ...........................     152,880        94,495
   Mercuries & Associates ...........................         690           249
   Micro-Star International .........................      36,704        63,739
   Mitac International ..............................      59,904        25,390
   Orient Semiconductor Electronics* ................          69            14
   Prodisc Technology* ..............................     172,000       159,470
   ProMOS Technologies* .............................   2,650,000     1,119,279
   Shin Kong Financial Holdings* ....................         750           503
   Taiwan Cement ....................................   2,225,000     1,119,868
   Taiwan Semiconductor Manufacturing* ..............         280           552
   Tatung* ..........................................   2,097,000       536,980
                                                                   ------------
                                                                     26,690,160
                                                                   ------------
TURKEY -- 4.9%
   Akbank ........................................... 692,882,000     3,247,154
   Alarko Holding ...................................   4,658,000        85,590
   Eregli Demir ve Celik Fabrikalari* ...............   8,050,000       169,631
   Migros Turk ......................................  17,670,000       243,067
   Petkim Petrokimya Holding* .......................  47,880,000       179,187


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                               ACADIAN EMERGING
                                                              MARKETS PORTFOLIO
                                                              OCTOBER 31, 2003
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
 FOREIGN COMMON STOCK - CONTINUED
--------------------------------------------------------------------------------
                                                           SHARES        VALUE
                                                          --------    ----------
TURKEY -- CONTINUED
   TAT Konserve .....................................           1  $         --
   Tofas Turk Otomobil Fabrik* ...................... 174,334,000       277,429
   Tupras Turkiye Petrol Rafine .....................  88,919,000       725,502
   Turk Sise VE CAM Fabrikalari* .................... 238,495,018       368,276
   Turkiye IS Bankasi, Cl C* ........................ 517,654,000     2,617,940
   Yapi VE Kredi Bankasi* ...........................  97,582,000       136,865
                                                                   ------------
                                                                      8,050,641
                                                                   ------------
VENEZUELA -- 0.7%
   Banco Venezolano de Credito ......................      56,198       152,628
   Cemex Venezuela Saca* ............................     208,000        33,842
   Cia Anonima Nacional Telefonos de Venezuela ......     104,532       367,628
   Cia Anonima Nacional Telefonos de Venezuela ADR ..      26,000       388,960
   Mercantil Servicios Financieros, Cl B ............     119,871       187,533
   Siderurgica Venezolana Sivensa* ..................          78             1
                                                                   ------------
                                                                      1,130,592
                                                                   ------------
   TOTAL FOREIGN COMMON STOCK
      (Cost $115,348,452)                                           134,171,258
                                                                   ------------

--------------------------------------------------------------------------------
 FOREIGN PREFERRED STOCK -- 11.8%
--------------------------------------------------------------------------------
BRAZIL -- 11.4%
   Banco Bradesco ..................................  477,701,000     2,016,719
   Banco Itau Holding Financeira ...................   30,800,000     2,523,270
   Brasil Telecom ..................................  236,800,809     1,086,386
   Brasil Telecom Participacoes ....................           60             1
   Centrais Eletricas Brasileiras ..................  172,390,000     2,262,675
   Cia Brasileira de Distribuicao
     Grupo Pao de Acucar ...........................          921            19
   Cia de Bebidas das Americas .....................    5,500,545     1,175,469
   Cia de Transmissao de Energia Eletrica Paulista .  134,658,476       541,732
   Cia Siderurgica de Tubarao ......................   48,100,719     1,148,649
   Elektro Eletricidade e Servicos* ................          638             1
   Embratel Participacoes* .........................1,130,300,060     3,696,083
   Gerdau ..........................................            1            14
   Gerdau Metalurgica* .............................       73,803     1,168,087
   Lojas Americanas ................................          327             2
   Petroleo Brasileiro .............................        7,645       167,905
   Sao Carlos Empreendimentos e Participacoes ......          327             1
   Tele Celular Sul Participacoes ..................           60            --


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                               ACADIAN EMERGING
                                                              MARKETS PORTFOLIO
                                                              OCTOBER 31, 2003
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
 FOREIGN PREFERRED STOCK - CONTINUED
--------------------------------------------------------------------------------
                                                           SHARES        VALUE
                                                          --------    ----------
BRAZIL -- CONTINUED
   Tele Centro Oeste Celular Participacoes .......... 975,400,065  $  2,805,317
   Tele Nordeste Celular Participacoes ..............          60            --
   Tele Norte Celular Participacoes* ................          60            --
   Tele Norte Leste Participacoes ...................         159             2
   Telecomunicacoes de Sao Paulo ....................          60             1
   Telefonica Data Brasil Holding* ..................          60            --
   Telemig Celular Participacoes ....................          60            --
   Telesp Celular Participacoes* ....................         502             1
   Tractebel Energia ................................       1,020             1
   Vale do Rio Doce* (a) ............................      19,960            --
                                                                   ------------
                                                                     18,592,335
                                                                   ------------
SOUTH KOREA -- 0.4%
   LG Electronics ...................................      25,000       574,567
                                                                   ------------
   TOTAL FOREIGN PREFERRED STOCK
      (Cost $14,871,180) ............................                19,166,902
                                                                   ------------

--------------------------------------------------------------------------------
 SHORT-TERM INVESTMENT -- 3.7%
--------------------------------------------------------------------------------
   Union Bank of California Money Market Fund
      (Cost $6,103,126) .............................   8,040,920     6,103,126
                                                                   ------------
   TOTAL INVESTMENTS -- 97.7%
      (Cost $136,322,758) ...........................               159,441,286
                                                                   ------------
OTHER ASSETS AND LIABILITIES -- 2.3%
   Investment Advisory Fees Payable .................                  (119,196)
   Administrative Fees Payable ......................                   (10,617)
   Other Assets and Liabilities, Net ................                 3,903,816
                                                                   ------------
   TOTAL OTHER ASSETS AND LIABILITIES ...............                 3,774,003
                                                                   ------------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                               ACADIAN EMERGING
                                                              MARKETS PORTFOLIO
                                                              OCTOBER 31, 2003
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
 NET ASSETS CONSIST OF:
--------------------------------------------------------------------------------
   Paid in Capital ..................................              $140,100,987
   Undistributed Net Investment Income ..............                   229,129
   Accumulated Net Realized Loss on Investments and
      Foreign Currency Transactions .................                  (240,928)
   Net Unrealized Appreciation on Investments .......                23,118,528
   Net Unrealized Appreciation on Foreign Currency
      Contracts and Translation of Other Assets
      and Liabilities Denominated in Foreign Currency                     7,573
                                                                   ------------
   TOTAL NET ASSETS -- 100.0% .......................              $163,215,289
                                                                   ============
   INSTITUTIONAL CLASS SHARES:
   Outstanding Shares of Beneficial Interest
      (unlimited authorization-- no par value) ......                11,569,688
   NET ASSET VALUE, Offering and Redemption Price Per Share              $14.11
                                                                         ======
   *  NON-INCOME PRODUCING SECURITY
 ADR  AMERICAN DEPOSITARY RECEIPT
  CL  CLASS
 SER  SERIES
 (A)  SECURITIES ARE FAIR VALUED BY THE BOARD OF TRUSTEES.
AMOUNTS DESIGNATED AS "--" ARE EITHER $0 OR HAVE BEEN ROUNDED TO $0.


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                               ACADIAN EMERGING
                                                              MARKETS PORTFOLIO
                                                              OCTOBER 31, 2003
--------------------------------------------------------------------------------
At October 31, 2003, sector diversification of the Portfolio was as follows (Unaudited):

                                                         % OF
SECTOR DIVERSIFICATION                                NET ASSETS        VALUE
----------------------                                ----------    ------------
FOREIGN COMMONSTOCK
Petroleum & Fuel Products ...........................    12.6%     $ 20,607,830
Electronic Components & Equipment ...................    10.9        17,742,808
Telephones & Telecommunications .....................    10.2        16,719,878
Metals ..............................................     9.6        15,669,619
Banks ...............................................     9.3        15,227,761
Computers & Services ................................     4.2         6,874,840
Retail ..............................................     3.4         5,541,026
Financial Services ..................................     3.4         5,496,888
Building & Construction .............................     2.9         4,758,522
Consumer Products ...................................     2.7         4,384,845
Automotive ..........................................     2.5         4,044,435
Food, Beverage & Tobacco ............................     2.4         3,848,825
Insurance ...........................................     2.1         3,507,877
Utilities ...........................................     1.3         2,138,055
Media ...............................................     1.2         1,908,332
Diversified Operations ..............................     1.0         1,756,719
Real Estate .........................................     0.8         1,322,488
Semi Conductors .....................................     0.7         1,120,331
Chemicals ...........................................     0.6           973,315
Coal Mining .........................................     0.2           242,219
Agriculture .........................................     0.1           151,916
Commercial Services .................................     0.1           132,213
Manufacturing .......................................      --               516
                                                        -----      ------------
TOTAL FOREIGN COMMON STOCK ..........................    82.2       134,171,258
FOREIGN PREFERRED STOCK .............................    11.8        19,166,902
SHORT-TERM INVESTMENT ...............................     4.9         8,040,920
                                                        -----      ------------
TOTAL INVESTMENTS ...................................    98.9       161,379,080
OTHER ASSETS AND LIABILITIES, NET ...................     1.1         1,836,209
                                                        -----      ------------
NET ASSETS ..........................................   100.0%     $163,215,289
                                                        =====      ============


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                               ACADIAN EMERGING
                                                              MARKETS PORTFOLIO
                                                              FOR THE YEAR ENDED
                                                              OCTOBER 31, 2003
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
 STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
INVESTMENT INCOME
Dividends ......................................................   $  2,069,829
Interest .......................................................         32,468
Less: Foreign Taxes Withheld ...................................       (355,006)
                                                                   ------------
   TOTAL INCOME ................................................      1,747,291
                                                                   ------------
EXPENSES
Investment Advisory Fees .......................................        649,168
Administrative Fees ............................................        125,000
Custodian Fees .................................................        155,380
Shareholder Servicing Fees .....................................        111,951
Transfer Agent Fees ............................................         64,198
Printing Fees ..................................................         29,020
Registration and Filing Fees ...................................         25,092
Audit Fees .....................................................         15,013
Legal Fees .....................................................         10,950
Trustees' Fees .................................................          5,241
Other Expenses .................................................          8,410
                                                                   ------------
  TOTAL EXPENSES ...............................................      1,199,423
                                                                   ------------
 NET INVESTMENT INCOME .........................................        547,868
                                                                   ------------
 NET REALIZED GAIN (LOSS) ON:
   Investments .................................................      3,483,385
   Foreign Currency Transactions ...............................       (293,971)
                                                                   ------------
NET REALIZED GAIN ON INVESTMENTS
  AND FOREIGN CURRENCY TRANSACTIONS ............................      3,189,414
                                                                   ------------
NET CHANGE IN UNREALIZED APPRECIATION ON:
   Investments .................................................     29,008,385
   Foreign Currency Transactions ...............................         50,228
                                                                   ------------
NET CHANGE IN UNREALIZED APPRECIATION ..........................     29,058,613
                                                                   ------------
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS
    AND FOREIGN CURRENCY .......................................     32,248,027
                                                                   ------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS ...........   $ 32,795,895
                                                                   ============


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                               ACADIAN EMERGING
                                                              MARKETS PORTFOLIO

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
 STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------
                                                      YEAR ENDED     YEAR ENDED
                                                      OCTOBER 31,    OCTOBER 31,
                                                         2003           2002
                                                      ----------     -----------
OPERATIONS:
   Net Investment Income ........................    $    547,868  $    551,998
   Net Realized Gain on Investments and
     Foreign Currency Transactions ..............       3,189,414        36,662
   Net Change in Unrealized Appreciation
     (Depreciation) on Investments and Foreign
     Currency Transactions ......................      29,058,613      (250,960)
                                                     ------------  ------------
   NET INCREASE IN NET ASSETS
     RESULTING FROM OPERATIONS ..................      32,795,895       337,700
                                                     ------------  ------------
DIVIDENDS:
   Net Investment Income ........................        (243,623)      (12,987)
                                                     ------------  ------------
CAPITAL SHARE TRANSACTIONS:
   Issued .......................................     134,358,856    67,546,678
   In Lieu of Cash Distributions ................         233,892        12,612
   Redemption Fees-- Note 9 .....................          98,409       311,543
   Redeemed .....................................     (43,653,213)  (46,362,291)
                                                     ------------  ------------
   NET INCREASE IN NET ASSETS FROM
     CAPITAL SHARE TRANSACTIONS .................      91,037,944    21,508,542
                                                     ------------  ------------
     TOTAL INCREASE IN NET ASSETS ...............     123,590,216    21,833,255
                                                     ------------  ------------
NET ASSETS:
   Beginning of Period ..........................      39,625,073    17,791,818
                                                     ------------  ------------
   End of Period (including undistributed
     net investment income of $229,129 and
     $218,855, respectively) ....................    $163,215,289  $ 39,625,073
                                                     ============  ============
SHARE TRANSACTIONS:
   Issued .......................................      11,214,419     6,551,658
   In Lieu of Cash Distributions ................          25,340         1,441
   Redeemed .....................................      (4,041,972)   (4,520,299)
                                                     ------------  ------------
   NET INCREASE IN SHARES OUTSTANDING FROM
     SHARE TRANSACTIONS .........................       7,197,787     2,032,800
                                                     ============  =============


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                               ACADIAN EMERGING
                                                              MARKETS PORTFOLIO

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
 FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
                                                SELECTED PER SHARE DATA & RATIOS
                                  FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                                             YEARS ENDED OCTOBER 31,
                                            ------------------------------------------------------
                                              2003*     2002(1)      2001        2000       1999*
                                            --------    -------    -------     -------     -------
Net Asset Value,
   Beginning of Period ..................   $   9.06    $  7.61    $  8.85     $  9.39     $  6.75
                                            --------    -------    -------     -------     -------
Income from Investment Operations
   Net Investment Income ................       0.09       0.13       0.07        0.16        0.10
   Net Realized and Unrealized
     Gain (Loss) ........................       4.99       1.26+     (1.25)      (0.59)+      2.63
                                            --------    -------    -------     -------     -------
   Total from Investment Operations .....       5.08       1.39      (1.18)      (0.43)       2.73
                                            --------    -------    -------     -------     -------
Redemption Fees .........................       0.02       0.07         --**        --          --
                                            --------    -------    -------     -------     -------
Dividends and Distributions:
   Net Investment Income ................      (0.05)     (0.01)     (0.06)      (0.11)      (0.09)
                                            --------    -------    -------     -------     -------
   Total Dividends and Distributions ....      (0.05)     (0.01)     (0.06)      (0.11)      (0.09)
                                            --------    -------    -------     -------     -------
Net Asset Value, End of Period ..........   $  14.11    $  9.06    $  7.61     $  8.85     $  9.39
                                            ========    =======    =======     =======     =======
TOTAL RETURN++ ..........................      56.63%     19.13%    (13.40)%     (5.20)%     41.49%
                                            ========    =======    =======     =======     =======
RATIOS AND SUPPLEMENTAL DATA
Net Assets, End of Period (Thousands) ...   $163,215    $39,625    $17,792     $22,428     $77,019
Ratio of Expenses to Average Net Assets .       1.85%      2.15%      2.20%       2.09%       1.61%@
Ratio of Net Investment Income
   to Average Net Assets ................       0.84%      1.56%      0.77%       0.65%       1.11%
Portfolio Turnover Rate .................        110%       192%        84%         38%         45%


  * PER SHARE AMOUNTS FOR THE PERIOD ARE BASED ON AVERAGE OUTSTANDING SHARES. ** AMOUNT WAS LESS THAN $0.01 PER SHARE.
  + THE AMOUNT SHOWN FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD DOES NOT ACCORD WITH THE AGGREGATE NET GAINS ON INVESTMENTS FOR THAT PERIOD BECAUSE OF THE SALES AND REPURCHASES OF PORTFOLIO SHARES IN RELATION TO FLUCTUATING MARKET VALUE OF THE INVESTMENTS OF THE PORTFOLIO.
 ++ RETURNS SHOWN DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON PORTFOLIO DISTRIBUTIONS OR THE REDEMPTION OF PORTFOLIO SHARES.
 @ THE RATIO OF NET OPERATING EXPENSES TO AVERAGE NET ASSETS, EXCLUDING FOREIGN TAX EXPENSE, IS 1.53% FOR THE YEAR ENDED OCTOBER 31, 1999.
(1) ON JUNE 24, 2002, THE ADVISORS' INNER CIRCLE FUND ACADIAN EMERGING MARKETS PORTFOLIO ACQUIRED THE ASSETS AND LIABILITIES OF THE UAM ACADIAN EMERGING MARKETS PORTFOLIO, A SERIES OF THE UAM FUNDS, INC. THE OPERATIONS OF THE ADVISORS' INNER CIRCLE FUND ACADIAN EMERGING MARKETS PORTFOLIO PRIOR
     TO THE ACQUISITION WERE THOSE OF THE PREDECESSOR FUND, THE UAM ACADIAN EMERGING MARKETS PORTFOLIO.
     SEE NOTE 1 IN NOTES TO THE FINANCIAL STATEMENTS.
AMOUNTS DESIGNATED AS "--" ARE EITHER $0 OR ROUNDED TO $0.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                               ACADIAN EMERGING
                                                              MARKETS PORTFOLIO

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
 NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

1. ORGANIZATION:

THE ADVISORS' INNER CIRCLE FUND (the "Trust") is organized as a Massachusetts business trust under an Amended and Restated Agreement and Declaration of Trust dated February 18, 1997. The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company with 45 portfolios. The financial statements herein are those of the Acadian Emerging Markets Portfolio (the "Portfolio"). The financial statements of the remaining portfolios are presented separately. The assets of each portfolio are segregated, and a shareholder's interest is limited to the portfolio in which shares are held. The Portfolio's prospectus provides a description of the Portfolio's investment objectives, policies and strategies.

On June 7, 2002, the shareholders of the UAM Acadian Emerging Markets Portfolio (the "UAM Portfolio"), a series of the UAM Funds, Inc. (the "UAM Funds"), voted to approve a tax-free reorganization of the UAM Portfolio through a transfer of all assets and liabilities to The Advisors' Inner Circle Fund Acadian Emerging Markets Portfolio (the "Reorganization"). The Reorganization took place on June 24, 2002.

2. SIGNIFICANT ACCOUNTING POLICIES:

The following is a summary of the significant accounting policies followed by the Fund.
     USE OF ESTIMATES -- The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reported period. Actual results could differ from those estimates.

     SECURITY VALUATION -- Investments in equity securities which are listed on a securities exchange for which market quotations are available are valued at the last quoted sales price for such securities on each business day, or, if there is no such reported sales price on the valuation date, at the most recently quoted bid price. Investments in equity securities which are quoted on a national market system are valued at the official closing price, or if there is none, at the last sales price. Debt obligations exceeding sixty days to maturity for which market quotations are readily available are valued at the most recent quoted bid price. Debt obligations with sixty days or less remaining until maturity may be valued at their amortized cost, which approximates market value.

THE ADVISORS' INNER CIRCLE FUND                               ACADIAN EMERGING
                                                              MARKETS PORTFOLIO

--------------------------------------------------------------------------------
     Securities for which market quotations are not readily available are valued at fair value in accordance with procedures approved by the Board of Trustees.

     SECURITY TRANSACTIONS AND INVESTMENT INCOME -- Security transactions are accounted for on trade date. Costs used in determining realized gains or losses on the sale of investment securities are based on the specific identification method. Dividend income is recorded on the ex-dividend date. Interest income is recognized on an accrual basis.

     REPURCHASE AGREEMENTS -- In connection with transactions involving repurchase agreements, a third party custodian bank takes possession of the underlying securities ("collateral"), the value of which exceeds the principal amount of the repurchase transaction, including accrued interest. In the event of default on the obligation to repurchase, the Portfolio has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event of default or bankruptcy by the counterparty to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings. As of October 31, 2003, the Fund had no repurchase agreements.

     FOREIGN CURRENCY TRANSLATION -- The books and records of the Portfolio are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars on the date of valuation. The Portfolio does not isolate that portion of realized or unrealized gains and losses resulting from changes in the foreign exchange rate from fluctuations arising from changes in the market prices of the securities. These gains and losses are included in net realized and unrealized gains and losses on investments on the Statement of Operations. Net realized and unrealized gains and losses on foreign currency transactions represent net foreign exchange gains or losses from foreign currency exchange contracts, disposition of foreign currencies, currency gains or losses realized between trade and settlement dates on securities transactions and the difference between the amount of the investment income and foreign withholding taxes recorded on the Portfolio's books and the U.S. dollar equivalent amounts actually received or paid.

     FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS -- The Portfolio may enter into forward foreign currency exchange contracts to protect the value of securities held and related receivables and payables against changes in future foreign exchange rates. A forward currency contract is an agreement between two parties to buy and sell currency at a set price on a future date. The market value of the contract will fluctuate with changes in currency exchange rates. The con-

THE ADVISORS' INNER CIRCLE FUND                               ACADIAN EMERGING
                                                              MARKETS PORTFOLIO

--------------------------------------------------------------------------------

     tract is marked-to-market daily using the current forward rate and the change in market value is recorded by the Portfolio as unrealized gain or loss. The Portfolio recognizes realized gains or losses when the contract is closed, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks may arise from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. Risks may also arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and are generally limited to the amount of unrealized gain on the contracts at the date of default. As of October 31, 2003, the Portfolio had no open forward foreign currency contracts.

     EXPENSES -- Most expenses of the Trust can be directly attributed to a particular portfolio. Expenses that cannot be directly attributed to a particular portfolio or share class are apportioned among the portfolios of the Trust based on the number of portfolios and/or relative net assets.

     DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- The Portfolio distributes substantially all of its net investment income annually. Any realized net capital gains will be distributed at least annually. All distributions are recorded on ex-dividend date.

     REDEMPTION FEES -- The Portfolio retains a redemption fee of 1.00% on redemptions of capital shares held for less than 90 days. For the year ended October 31, 2003 there were $98,409 in redemption fees retained.

3. TRANSACTIONS WITH AFFILIATES:

Certain officers of the Trust are also officers of the Administrator and/or the Distributor. Such officers are paid no fees by the Trust for serving as officers of the Trust.

4. ADMINISTRATIVE SERVICES, SHAREHOLDER SERVICING AND DISTRIBUTION AGREEMENTS:

The Portfolio and SEIInvestments Global Funds Services ("the Administrator"), a wholly-owned subsidiary of SEI Investments Company, are parties to an Administration Agreement under which the Administrator provides management and administrative services for an annual fee equal to the higher of $125,000 for one portfolio, $250,000 for two portfolios, $350,000 for three portfolios, plus $75,000 per additional portfolio, plus $20,000 per additional class or 0.12% of the first $250 million, 0.10% of the next $250 million, 0.08% of the next $250 million and 0.04% of any amount above $750 million of the Portfolio's average daily net assets. For the year ended October 31, 2003, the Portfolio paid the Administrator 0.19% of average daily net assets.

THE ADVISORS' INNER CIRCLE FUND                               ACADIAN EMERGING
                                                              MARKETS PORTFOLIO

--------------------------------------------------------------------------------
The Trust and SEI Investments Distribution Co. (the "Distributor") are parties to a Distribution Agreement. The Distributor receives no fees under the agreement.

Certain brokers, dealers, banks, trust companies and other financial representatives received compensation from the Portfolio for providing a variety of services, including record keeping and transaction processing. Such fees were based on the assets of the Portfolio that were serviced by the financial representative.

DST Systems, Inc. (the "Transfer Agent") serves as the transfer agent and dividend disbursing agent for the Portfolio under a transfer agency agreement.

5. INVESTMENT ADVISORY AND CUSTODIAN AGREEMENTS:

Under the terms of an investment advisory agreement, Acadian Asset Management, Inc. (the "Adviser"), an affiliate of Old Mutual (US) Holdings Inc., provides investment advisory services to the Portfolio at a fee calculated at an annual rate of 1.00% of the average daily net assets. The Adviser has voluntarily agreed to waive a portion of its advisory fees and to assume expenses, if necessary, in order to keep the Portfolio's total annual operating expenses, after the effect of expense offset arrangements, from exceeding 2.50% of average daily net assets.

Union Bank of California, N.A. acts as custodian (the "Custodian") for the Portfolio. The Custodian plays no role in determining the investment policies of the Portfolio or which securities are to be purchased or sold by the Portfolio.

6. INVESTMENT TRANSACTIONS:

For the year ended October 31, 2003, the Portfolio made purchases of $153,432,271 and sales of $70,417,865 of investment securities other than long-term U.S. Government and short-term securities. There were no purchases or sales of long-term U.S. Government securities.

7. FEDERAL TAX INFORMATION:

It is the Portfolio's intention to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and to distribute all of its taxable income. Accordingly, no provision for Federal income taxes is required in the financial statements.

The amount and character of income and capital gain distributions to be paid are determined in accordance with Federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America. These differences are primarily due to differing book and tax treatments for foreign currency transactions. Permanent book and tax basis differences relating to shareholder distributions may result in reclassifications to undistributed net investment income (loss), accumulated net realized gain (loss) and paid in capital. Permanent

THE ADVISORS' INNER CIRCLE FUND                               ACADIAN EMERGING
                                                              MARKETS PORTFOLIO

--------------------------------------------------------------------------------
book and tax differences, if any, are not included in ending undistributed net investment income (loss) for the purposes of calculating net investment income
(loss) per share in the financial highlights. These differences are primarily due to foreign currency gains and losses for tax purposes. Permanent book and tax differences resulted in reclassification of $293,971 decrease to undistributed net investment income and a $293,971 increase to accumulated net realized loss. These reclassifications had no impact on the net assets or net asset value of the Portfolio.

The tax character of dividends and distributions paid during the last two years were as follows:
                          ORDINARY
                           INCOME                  TOTAL
                         -----------             ---------
2003                      $243,623                $243,623
2002                        12,987                  12,987

As of October 31, 2003, the components of Distributable Earnings were as follows:

     Undistributed Ordinary Income                                  $   229,129
     Capital Loss Carryforwards                                        (239,630)
     Net Unrealized Appreciation                                     23,124,803
                                                                    ------------
     Total Distributable Earnings                                   $23,114,302
                                                                    ============

For Federal income tax purposes, capital loss carryforwards represent realized losses of the Portfolio that may be carried forward for a maximum period of eight years and applied against future capital gains. As of October 31, 2003, the Portfolio had the following capital loss carryforwards:

                            EXPIRES         TOTAL CAPITAL
                             2009          LOSS CARRYOVER
                            -------        --------------
                           $239,630            $239,630

During the year ended October 31, 2003, the Portfolio utilized $3,473,379 of capital loss carryforwards to offset capital gains.

For Federal income tax purposes, the cost of securities owned at October 31, 2003, and the net unrealized gains or losses on securities sold for the period were not materially different from amounts reported for financial reporting purposes. The Federal tax cost and aggregate gross unrealized appreciation and depreciation on investments, held by the Portfolio at October 31, 2003, were as follows:

     FEDERAL TAX          APPRECIATED         DEPRECIATED        NET UNREALIZED
        COST              SECURITIES          SECURITIES          APPRECIATION
    ------------          -----------        -----------         --------------
    $136,324,056          $25,654,388        $(2,537,158)          $23,117,230

THE ADVISORS' INNER CIRCLE FUND                               ACADIAN EMERGING
                                                              MARKETS PORTFOLIO

--------------------------------------------------------------------------------
8. CONCENTRATION OF RISK:

When the Portfolio invests in foreign securities, it will be subject to risks not typically associated with domestic securities. Although ADRs and GDRs are alternatives to directly purchasing the underlying foreign securities in their national markets and currencies, they are also subject to many of the risks associated with investing directly in foreign securities. Foreign investments, especially investments in emerging markets, can be riskier and more volatile than investments in the United States. Adverse political and economic developments or changes in the value of foreign currency can make it more difficult for the Portfolio to sell its securities and could reduce the value of your shares. Differences in tax and accounting standards and difficulties in obtaining information about foreign companies can negatively affect investment decisions. Unlike more established markets, emerging markets may have governments that are less stable, markets that are less liquid and economies that are less developed.

The Portfolio may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on either income or gains realized or repatriated. The Portfolio accrues and applies such taxes to net investment income, net realized gains and net unrealized gains as income and/or capital gains earned.

At October 31, 2003, the net assets of the Portfolio were substantially comprised of foreign denominated securities and/or currency. Changes in currency exchange rates will affect the value of and investment income from such securities and currency.

9. OTHER:

At October 31,  2003,  50% of total shares  outstanding  were held by two record
shareholders   each  owning  10%  or  greater  of  the  aggregate  total  shares outstanding.

In the normal course of business, the Funds enter into contracts that provide general indemnifications. The Funds' maximum exposure under these arrangements is dependent on future claims that may be made against the Funds and, therefore, cannot be established; however, based on experience, the risk of loss from such claim is considered remote.

THE ADVISORS' INNER CIRCLE FUND                               ACADIAN EMERGING
                                                              MARKETS PORTFOLIO

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
REPORT OF INDEPENDENT AUDITORS
--------------------------------------------------------------------------------

To the Board of Trustees of
The Advisors' Inner Circle Fund and Shareholders of
Acadian Emerging Markets Portfolio

In our opinion, the accompanying statement of net assets and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Acadian Emerging Markets Portfolio (one of the portfolios constituting the Advisors' Inner Circle Fund, hereafter referred to as the "Trust") at October 31, 2003, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Trust's management; our responsibility is to express an opinion on these financial statements based on our audit. We conducted our audit of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audit, which included confirmation of securities at October 31, 2003 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.


PricewaterhouseCoopers LLP


Philadelphia, Pennsylvania
December 19, 2003

THE ADVISORS' INNER CIRCLE FUND                               ACADIAN EMERGING
                                                              MARKETS PORTFOLIO
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
 TRUSTEES AND OFFICERS OF THE ADVISORS' INNER CIRCLE FUND (UNAUDITED)
--------------------------------------------------------------------------------

Set forth below are the names, age, position with the Trust, length of term of office, and the principal occupations for the last five years of each of the persons currently serving as Trustees and Officers of the Trust. Trustees who are deemed not to be "interested persons" of the Trust are referred to as "Independent Board Members." Messrs. Nesher and Doran are Trustees who may be deemed to be "interested" persons of the Trust as that term is defined in the 1940 Act by virtue of their affiliation with the Trust's Distributor. The following chart lists Trustees and Officers as of November 11, 2003.


                                                                                      NUMBER OF
                                                                                      PORTFOLIOS
                                       TERM OF                                     IN THE ADVISORS'
                        POSITION(S)    OFFICE AND                                 INNER CIRCLE FUND
    NAME, ADDRESS,      HELD WITH      LENGTH OF      PRINCIPAL OCCUPATION(S)     OVERSEEN BY BOARD     OTHER DIRECTORSHIPS
         AGE 1          THE TRUST    TIME SERVED 2      DURING PAST 5 YEARS             MEMBER         HELD BY BOARD MEMBER 3
------------------------------------------------------------------------------------------------------------------------------------
INDEPENDENT
BOARD MEMBERS
-------------
JOHN T. COONEY         Trustee       (Since 1993)   Vice Chairman of Ameritrust          45       Trustee of The Arbor Funds,
76 yrs. old                                         Texas N.A., 1989-1992, and                    The MDL Funds, and The Expedition
                                                    MTrust Corp., 1985-1989.                      Funds.
------------------------------------------------------------------------------------------------------------------------------------
ROBERTA. PATTERSON     Trustee       (Since 1993)   Pennsylvania State University,       45       Member and Treasurer, Board of
76 yrs. old                                         Senior Vice President, Treasurer              Trustees of Grove City College.
                                                    (Emeritus); Financial and                     Trustee of The Arbor Funds,
                                                    Investment Consultant, Professor              The MDL Funds, and The
                                                    of Transportation since 1984;                 Expedition Funds.
                                                    Treasurer, Senior Vice President
                                                    (Emeritus), 1982-1984. Director,
                                                    Pennsylvania Research Corp.
------------------------------------------------------------------------------------------------------------------------------------
EUGENEB. PETERS        Trustee       (Since 1993)   Private investor from 1987 to        45       Trustee of The Arbor Funds,
74 yrs. old                                         present. Vice President and                   The MDL Funds, and The
                                                    Chief Financial officer, Western              Expedition Funds.
                                                    Company of North America
                                                    (petroleum service company),
                                                    1980-1986. President of Gene
                                                    Peters and Associates (import
                                                    company), 1978-1980. President
                                                    and Chief Executive Officer
                                                    of Jos. Schlitz Brewing
                                                    Company before 1978.
------------------------------------------------------------------------------------------------------------------------------------
JAMES M. STOREY        Trustee       (Since 1994)   Partner, Dechert (law firm)          45       Trustee of The Arbor Funds,
72 yrs. old                                         September 1987-December 1993.                 The MDL Funds, The Expedition
                                                                                                  Funds, SEI Asset Allocation Trust,
                                                                                                  SEI Daily Income Trust, SEI Index
                                                                                                  Funds, SEI Institutional
                                                                                                  International Trust, SEI
                                                                                                  Institutional Investments Trust,
                                                                                                  SEI Institutional Managed Trust,
                                                                                                  SEI Liquid Asset Trust. SEI Tax
                                                                                                  Exempt Trust, State Street
                                                                                                  Research Funds and Massachusetts
                                                                                                  Education Tax-Exempt Fund.
------------------------------------------------------------------------------------------------------------------------------------

1  Unless otherwise noted, the business address of each Trustee is SEI
   Investments Company, 1 Freedom Valley Drive, Oaks, Pennsylvania 19456.
2 Each trustee shall hold office during the lifetime of this Trust until the election and qualification of his or her successor, or until he or she sooner dies, resigns or is removed in accordance with the Trust's Declaration of Trust.
3  Directorships of companies required to report to the Securities and Exchange
   Commission under the Securities Exchange Act of 1934 (i.e., "public companies") or other investment companies registered under the 1940 Act.


                                     24 & 25


THE ADVISORS' INNER CIRCLE FUND                               ACADIAN EMERGING
                                                              MARKETS PORTFOLIO

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
 TRUSTEES AND OFFICERS OF THE ADVISORS' INNER CIRCLE FUND (UNAUDITED)
--------------------------------------------------------------------------------
                                                                                      NUMBER OF
                                                                                      PORTFOLIOS
                                       TERM OF                                     IN THE ADVISORS'
                        POSITION(S)    OFFICE AND                                 INNER CIRCLE FUND
    NAME, ADDRESS,      HELD WITH      LENGTH OF      PRINCIPAL OCCUPATION(S)     OVERSEEN BY BOARD     OTHER DIRECTORSHIPS
         AGE 1          THE TRUST    TIME SERVED 2      DURING PAST 5 YEARS             MEMBER         HELD BY BOARD MEMBER 3
------------------------------------------------------------------------------------------------------------------------------------

INDEPENDENT
BOARD MEMBERS (CONTINUED)
------------------------
GEORGE J.              Trustee       (Since 1999)   Chief Executive Officer,             45       Trustee, Navigator Securities
SULLIVAN, JR.                                       Newfound  Consultants Inc.                    Lending Trust, since 1995. Trustee
61 yrs. old                                         since April 1997. General                     of The Arbor Funds, The MDL Funds,
                                                    Partner, Teton Partners,                      The Expedition Funds, SEI Asset
                                                    L.P., June 1991-December 1996;                Allocation Trust, SEI Daily Income
                                                    Chief Financial Officer,                      Trust, SEI Index Funds,
                                                    Nobel partners, L.P., March                   Management, Inc., since 1991. SEI
                                                    1991-December 1996; Treasurer                 Institutional International Trust,
                                                    and Clerk, Peak Asset                         SEI Institutional Investments
                                                                                                  Trust, SEI Institutional Managed
                                                                                                  Trust, SEI Liquid Asset Trust and
                                                                                                  SEI Tax Exempt Trust.
------------------------------------------------------------------------------------------------------------------------------------
INTERESTED
BOARD MEMBERS
--------------
ROBERT A. NESHER        Chairman     (Since 1991)   Currently performs various           45       Trustee of The Arbor Funds, Bishop
57 yrs. old            of the Board                 services on behalf of SEI                     Street Funds, The Expedition
                       of Trustees                  Investments for which Mr. Nesher              Funds, The MDL Funds, SEI Asset
                                                    is compensated. Executive Vice                Allocation Trust, SEI Daily Income
                                                    President of SEI Investments,                 Trust, SEI Index Funds, SEI
                                                    1986-1994. Director and                       Institutional International Trust,
                                                    Executive Vice President of                   SEI Institutional Investments
                                                    the Administrator and the                     Trust, SEI Institutional Managed
                                                    Distributor, 1981-1994.                       Trust, SEI Liquid Asset Trust,
                                                                                                  SEI Tax Exempt Trust. SEI
                                                                                                  Opportunity Master Fund, L.P.,
                                                                                                  SEI Opportunity Fund, L.P., SEI
                                                                                                  Absolute Return Master Fund, L.P.
                                                                                                  and SEI Absolute Return Fund, L.P.
------------------------------------------------------------------------------------------------------------------------------------
1  Unless otherwise noted, the business address of each Trustee is SEI
   Investments Company, 1 Freedom Valley Drive, Oaks, Pennsylvania 19456.
2  Each trustee shall hold office during the lifetime of this Trust until the election and qualification of his or her successor, or until he or she sooner dies, resigns or is removed in accordance with the Trust's Declaration of
   Trust.
3  Directorships of companies required to report to the Securities and Exchange
   Commission under the Securities Exchange Act of 1934 (i.e., "public companies") or other investment companies registered under the 1940 Act.



                                        26 & 27


THE ADVISORS' INNER CIRCLE FUND                               ACADIAN EMERGING
                                                              MARKETS PORTFOLIO

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
 TRUSTEES AND OFFICERS OF THE ADVISORS' INNER CIRCLE FUND (UNAUDITED)
--------------------------------------------------------------------------------

                                                                                      NUMBER OF
                                                                                      PORTFOLIOS
                                       TERM OF                                     IN THE ADVISORS'
                        POSITION(S)    OFFICE AND                                 INNER CIRCLE FUND
    NAME, ADDRESS,      HELD WITH      LENGTH OF      PRINCIPAL OCCUPATION(S)     OVERSEEN BY BOARD     OTHER DIRECTORSHIPS
         AGE 1          THE TRUST    TIME SERVED        DURING PAST 5 YEARS             MEMBER         HELD BY BOARD MEMBER
------------------------------------------------------------------------------------------------------------------------------------
INTERESTED
BOARD MEMBERS (CONTINUED)
-------------------------
WILLIAM M. DORAN       Trustee       (Since 1992)   Partner, Morgan, Lewis               45       Trustee of The Arbor Funds, The
1701 Market Street,                                 & Bockius LLP (law firm),                     MDL Funds, The Expedition Funds,
Philadelphia, PA 19103                              counsel to the Trust, SEI                     Asset Allocation Trust, SEI Daily
63 yrs. old                                         Investments, the Administrator                Income Trust, SEI Index Funds, SEI
                                                    and the Distributor;                          Institutional International
                                                    Director of SEI Investments                   Trust, SEI Institutional
                                                    since 1974;Secretary of                       Investments Trust, SEI
                                                    SEI Investments since 1978.                   Institutional Managed Trust, SEI
                                                    SEI Investments since 1978.                   Liquid Asset Trust and SEI Tax
                                                                                                  Exempt Trust.
------------------------------------------------------------------------------------------------------------------------------------
OFFICERS
---------
JAMES F. VOLK, CPA     President     (Since 2003)   Senior Operations Officer,          N/A                    N/A
41 yrs.old                                          SEI Investments, Fund
                                                    Accounting and Administration
                                                    since 1996. From 1993-1996,
                                                    Mr. Volk served as Assistant
                                                    Chief Accountant for the U.S.
                                                    Securities and Exchange Commission.
------------------------------------------------------------------------------------------------------------------------------------
JENNIFER               Controller    (Since 2001)   Director, SEI Investments,          N/A                    N/A
SPRATLEY, CPA          and Chief                    Fund Accounting and
34 yrs. old         Financial Officer               Administration since November
                                                    1999; Audit Manager, Ernst &
                                                    Young LLP from 1991-1999.
------------------------------------------------------------------------------------------------------------------------------------
PETER GOLDEN          Co-Controller  (Since 2003)   Director, SEI Investments,          N/A                    N/A
39 yrs. old            and Co-Chief                 Fund Accounting and Administration
                    Financial Officer               since June 2001. From March 2000
                                                    to 2001, Vice President of Funds
                                                    Administration for J.P. Morgan
                                                    Chase & Co. From 1997 to 2000,
                                                    Vice President of Pension and
                                                    Mutual Fund Accounting for Chase
                                                    Manhattan Bank.
------------------------------------------------------------------------------------------------------------------------------------
SHERRY K. VETTERLEIN        Vice     (Since 2001)   Vice President and Assistant        N/A                    N/A
41 yrs. old              President                  Secretary of SEI Investments
                       and Secretary                Global Funds Services and
                                                    SEI Investments Distribution
                                                    January 2001; Shareholder/Partner,
                                                    Co. since January 2001;
                                                    Shareholder/Partner, Buchanan
                                                    Ingersoll Professional
                                                    Corporation from 1992-2000.

------------------------------------------------------------------------------------------------------------------------------------
1  The business address of each officer is SEI Investments Company, 1 Freedom
   Valley Drive, Oaks, Pennsylvania 19456.

                                     28 & 29



THE ADVISORS' INNER CIRCLE FUND                                ACADIAN EMERGING
                                                              MARKETS PORTFOLIO

--------------------------------------------------------------------------------
TRUSTEES AND OFFICERS OF THE ADVISORS' INNER CIRCLE FUND (UNAUDITED)
--------------------------------------------------------------------------------
                                                                                      NUMBER OF
                                                                                      PORTFOLIOS
                                                             TERM OF               IN THE ADVISORS'
                        POSITION(S)                         OFFICE AND            INNER CIRCLE FUND
    NAME, ADDRESS,      HELD WITH      LENGTH OF      PRINCIPAL OCCUPATION(S)     OVERSEEN BY BOARD     OTHER DIRECTORSHIPS
         AGE 1          THE TRUST     TIME SERVED       DURING PAST 5 YEARS             MEMBER         HELD BY BOARD MEMBER
------------------------------------------------------------------------------------------------------------------------------------
OFFICERS (CONTINUED)
--------------------
LYDIA A. GAVALIS           Vice      (Since 1998)   Vice President and Assistant        N/A                    N/A
39 yrs. old              President                  Secretary  of SEI Investments,
                            and                     SEI Investments Global Funds
                         Assistant                  Services and SEI Investments
                         Secretary                  Distribution Co. since 1998;
                                                    Assistant General Counsel and
                                                    Director of Arbitration,
                                                    Philadelphia Stock Exchange
                                                    from 1989-1998.
------------------------------------------------------------------------------------------------------------------------------------
TIMOTHY D. BARTO         Assistant   (Since 2000)   Vice President and Assistant        N/A                    N/A
35 yrs. old                Vice                     Secretary of SEI  Investments
                         President                  Global Funds Services and SEI
                            and                     Investments Distribution Co.
                         Assistant                  since 1999; Associate, Dechert
                         Secretary                  (law firm) from 1997-1999;
                                                    Associate, Richter, Miller &
                                                    Finn (law firm) from 1994-1997.
------------------------------------------------------------------------------------------------------------------------------------
WILLIAM E. ZITELLI        Assistant  (Since 2000)   Vice President and Assistant        N/A                    N/A
35 yrs. old                 Vice                    Secretary of SEI Investments
                          President                 Global Funds Services and SEI
                             and                    Investments Distribution Co.
                          Secretary                 since 2000; Vice President,
                                                    Merrill Lynch & Co. Asset
                                                    Management Group from 1998 -
                                                    2000; Associate at Pepper
                                                    Hamilton LLP from 1997-1998.
------------------------------------------------------------------------------------------------------------------------------------
CHRISTINE M. MCCULLOUGH     Vice     (Since 2000)   Vice President and Assistant        N/A                    N/A
43 yrs. old               President                 Secretary of SEI  Investments
                            and                     Global Funds Services and SEI
                          Assistant                 Investments Distribution Co.
                          Secretary                 since 1999; Associate at White
                                                    and Williams LLP from 1991-1999.
------------------------------------------------------------------------------------------------------------------------------------
JOHN C. MUNCH              Vice      (Since 2001)   Vice President and Assistant        N/A                    N/A
32 yrs. old              President                  Secretary of SEI Investments
                            and                     Global Funds Services and SEI
                         Assistant                  Investments Distribution Co.
                         Secretary                  since 2001; Associate at Howard
                                                    Rice Nemorvoski Canady Falk &
                                                    Rabkin from 1998-2001; Associate
                                                    at Seward & Kissel from
                                                    1996-1998.
------------------------------------------------------------------------------------------------------------------------------------
JOHN MUNERA                Vice      (Since 2002)   Middle Office Compliance Officer    N/A                    N/A
40 yrs. old              President                  at SEI Investments since 2000;
                            and                     Supervising Examiner at Federal
                         Assistant                  Reserve Bank of Philadelphia
                         Secretary                  from 1998-2000.
------------------------------------------------------------------------------------------------------------------------------------
CORI DAGGETT               Vice      (Since 2003)   Employed by SEI Investments         N/A                    N/A
42 yrs. old              President                  Company since 2003. Associate
                           and                      at Drinker Biddle & Reath from
                         Assistant                  1998-2003.
                         Secretary
------------------------------------------------------------------------------------------------------------------------------------

1 The business address of each officer is SEI Investments Company, 1 Freedom Valley Drive, Oaks, Pennsylvania 19456.


                                     30 & 31

THE ADVISORS' INNER CIRCLE FUND                               ACADIAN EMERGING
                                                              MARKETS PORTFOLIO

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
NOTICE TO SHAREHOLDERS (UNAUDITED)
--------------------------------------------------------------------------------
FEDERAL INCOME TAX INFORMATION

                                                  DIVIDENDS
                                               QUALIFYING FOR
                                                  CORPORATE
                    ORDINARY                      DIVIDENDS     QUALIFYING    FOREIGN
                     INCOME          TOTAL        RECEIVABLE     DIVIDEND       TAX
                  DISTRIBUTIONS   DISTRIBUTIONS   DEDUCTION     INCOME (1)   CREDIT (2)
                 --------------   -------------  ------------  ------------  -----------
Acadian Emerging
Markets Portfolio    100.00%         100.00%         0.00%        63.44%        0.00%

(1)The percentage in this column represents the amount of "Qualifying Dividend Income" as created by the Jobs and Growth Tax Relief Reconciliation Act of 2003 and is reflected as a percentage of "Ordinary Income Distributions." It is the intention of the aforementioned Fund to designate the maximum amount permitted by the law.

(2)Foreign tax credit pass thru  represents the amount  eligible for the foreign
   tax  credit  and  is   reflected  as  a   percentage   of  "Ordinary   Income
   Distributions."

   The information reported herein may differ from the information and distributions taxable to the shareholders for the calendar year ending
   December 31, 2003. Complete information will be computed and reported in conjunction with your 2003 Form 1099-DIV.

                                      NOTES

                       ACADIAN EMERGING MARKETS PORTFOLIO
                                 P.O. Box 219009
                              Kansas City, MO 64121
                                 1-866-AAM-6161

                                    ADVISER:
                         Acadian Asset Management, Inc.
                             Ten Post Office Square
                                Boston, MA 02109

                                  DISTRIBUTOR:
                        SEI Investments Distribution Co.
                                 Oaks, PA 19456

                                 ADMINISTRATOR:
                      SEI Investments Global Funds Services
                                 Oaks, PA 19456

                                 LEGAL COUNSEL:
                           Morgan, Lewis & Bockius LLP
                          1111 Pennsylvania Ave., N.W.
                              Washington, DC 20004




          This information must be preceded or accompanied by a current prospectus for the Portfolio described.

ACA-AR-001-0200

ITEM 2.  CODE OF ETHICS.

The registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, comptroller or principal accounting officer, and any person who performs a similar function.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

(a)(1) The registrant's board of trustees has determined that the registrant has at least one audit committee financial expert serving on the audit committee.

(a)(2) The audit committee financial experts are George Sullivan and Robert Patterson are independent as defined in Form N-CSR Item 3(a)(2).

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable - only effective for annual reports for periods ending on or after December 15, 2003.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.  (RESERVED)

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.  (RESERVED)

ITEM 9.  CONTROLS AND PROCEDURES.

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant's disclosure controls and procedures within 90 days of the filing date of this report. In their opinion, based on their evaluation, the registrant's disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrants internal control over financial reporting.

ITEMS 10.EXHIBITS.

(a)(1) Code of Ethics attached hereto.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

(b) Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(b)) also accompany this filing as an Exhibit.

--------------------------------------------------------------------------------

                                  SIGNATURES

Pursuant to the requirements of the securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                            The Advisors' Inner Circle Fund


By (Signature and Title)*               /s/ James F. Volk
                                        ----------------------------------
                                        James F. Volk, President

Date 12/22/03





Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*               /s/ James F. Volk
                                        -----------------------------------
                                        James F. Volk, President

Date 12/22/03


By (Signature and Title)*               /s/ Jennifer E. Spratley
                                        ----------------------------------------
                                        Jennifer E. Spratley, Controller and CFO

Date 12/22/03
* Print the name and title of each signing officer under his or her signature.